Net income (loss) per share and net loss attributable to ordinary shareholders (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share for each of the years presented were calculated as follows
:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	(876,279,828)	39,753,232	485,498,597
Deemed dividend	(6,661,667)	—	—
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	—	(14,283,763)	—

Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	(882,941,495)	25,469,469	485,498,597

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,115,160	19,254,661	31,963,526

Basic net income (loss) per ordinary share	(108.80)	1.32	15.19

Diluted net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	(882,941,495)	25,469,469	485,498,597
Add: undistributed earnings allocated to participating securities	—	14,283,763	—

Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	(882,941,495)	39,753,232	485,498,597

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,115,160	19,254,661	31,963,526
Add: conversion of convertible redeemable preferred shares into ordinary shares	—	10,798,380	—
Restricted Share Units	—	1,389,890	1,049,156

Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	8,115,160	31,442,931	33,012,682

Diluted net income (loss) per ordinary share	(108.80)	1.26	14.71

Schedule of antidilutive securities excluded from computation of earnings per share
Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Convertible Redeemable Preferred Equity/Shares	19,906,105	—	—
Restricted Share Units	2,098,069	—	—

Total	22,004,174	—	—